UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                     (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Goodwood SMID Long/Short Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 88.36%

Consumer Discretionary - 11.91%
*	Boot Barn Holdings, Inc.	13,387	$165,731
	Ethan Allen Interiors, Inc.	6,000	200,760
*	GoPro, Inc.	25,000	366,250
*	Malibu Boats, Inc.	15,000	205,350
	Polaris Industries, Inc.	3,350	290,244
	Ralph Lauren Corp.	2,000	207,240
	Stage Stores, Inc.	23,800	128,044
*	Taylor Morrison Home Corp.	18,000	317,520
*	West Marine, Inc.	20,000	184,600
	Wynn Resorts Ltd.	3,000	267,960
			2,333,699
Energy - 2.74%
*	Cloud Peak Energy, Inc.	130,000	536,900
			536,900
Health Care - 21.91%
*	Aratana Therapeutics, Inc.	30,000	266,100
*	AtriCure, Inc.	20,000	307,800
*	BioDelivery Sciences International, Inc.	84,900	207,156
*	BioScrip, Inc.	75,000	193,500
*	Collegium Pharmaceutical, Inc.	39,000	324,870
*	Flexion Therapeutics, Inc.	21,000	350,280
*	Heron Therapeutics, Inc.	25,000	465,000
*	Jazz Pharmaceuticals PLC	2,500	309,575
*	La Jolla Pharmaceutical Co.	12,500	204,375
*	Lannett Co., Inc.	15,000	507,900
*	Mast Therapeutics, Inc.	500,000	219,400
*	MEI Pharma, Inc.	230,000	411,700
*	Nuvectra Corp.	20,000	137,000
*	Regulus Therapeutics, Inc.	50,000	158,500
*	SeaSpine Holdings Corp.	22,143	230,066
			4,293,222
Industrials - 26.28%
	ArcBest Corp.	13,000	238,030
	Argan, Inc.	6,000	286,860
*	Colfax Corp.	13,000	385,840
	Douglas Dynamics, Inc.	10,000	320,800
	Encore Wire Corp.	7,500	290,400
	FreightCar America, Inc.	17,500	252,000
*	Generac Holdings, Inc.	10,500	391,650
	H&E Equipment Services, Inc.	20,000	318,600
*	Kirby Corp.	6,000	312,600
			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
	LB Foster Co.	13,000	$156,130
*	Manitex International, Inc.	24,500	155,820
*	Northwest Pipe Co.	35,000	411,250
*	Orion Group Holdings, Inc.	50,000	298,000
*	Quanta Services, Inc.	15,500	398,815
	Raven Industries, Inc.	13,500	331,290
	The Timken Co.	10,000	338,700
*	TrueBlue, Inc.	12,000	262,200
			5,148,985
Information Technology - 3.11%
*	Anixter International, Inc.	4,500	287,730
	Marvell Technology Group Ltd.	25,500	316,200
*	TrueCar, Inc.	683	6,591
			610,521
Materials - 22.41%
*	Century Aluminum Co.	40,000	251,200
	CF Industries Holdings, Inc.	15,000	390,000
*	Cliffs Natural Resources, Inc.	40,000	228,000
	Domtar Corp.	6,000	223,920
	Eagle Materials, Inc.	4,000	321,480
	Huntsman Corp.	26,000	449,540
	KapStone Paper and Packaging Corp.	20,000	350,200
*	LSB Industries, Inc.	20,000	240,000
	Methanex Corp.	14,000	406,000
	Olin Corp.	12,000	259,680
	Schnitzer Steel Industries, Inc.	19,000	356,820
*	TimkenSteel Corp.	35,000	344,750
	Westlake Chemical Corp.	11,000	570,020
			4,391,610

	Total Common Stocks (Cost $17,340,592)		17,314,937

LIMITED PARTNERSHIP - 1.93%
	Plains GP Holdings LP	13,500	378,810

	Total Limited Partnership (Cost $369,065)		378,810

MASTER LIMITED PARTNERSHIPS - 3.77%
*	Hi-Crush Partners LP	25,000	344,000
	Westlake Chemical Partners LP	17,000	395,590

	Total Master Limited Partnerships (Cost $604,821)		739,590
			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
					Value (Note 1)

CALL OPTIONS PURCHASED - 2.34%		Number of Contracts (a)	Exercise Price	Expiration Date
*	Aratana Therapeutics, Inc.	500	$10.00	9/16/2016	$5,000
*	Celadon Group, Inc.	350	10.00	12/16/2016	25,375
*	Century Aluminum Co.	1,000	8.00	9/16/2016	9,000
*	Chesapeake Energy Corp.	1,000	7.00	9/16/2016	18,000
*	Cloud Peak Energy, Inc.	2,200	5.00	11/18/2016	88,000
*	Community Health Systems, Inc.	500	13.00	9/16/2016	2,500
*	Conn's, Inc.	650	8.00	10/21/2016	30,309
*	GoPro, Inc.	250	20.00	12/16/2016	-
*	H&E Equipment Services, Inc.	500	17.50	9/16/2016	7,500
*	H&E Equipment Services, Inc.	300	20.00	9/16/2016	3,000
*	Huntsman Corp.	500	19.00	11/18/2016	26,250
*	iPath S&P 500 VIX Short-Term Futures ETN	1,000	10.00	9/2/2016	2,500
*	La Quinta Holdings, Inc.	250	12.50	9/16/2016	2,500
*	LSB Industries, Inc.	400	12.50	9/16/2016	15,000
*	MEI Pharma, Inc.	2,450	2.50	12/16/2016	79,625
*	Methanex Corp.	250	30.00	9/16/2016	11,250
*	Northwest Pipe Co.	250	12.50	12/16/2016	22,500
*	Southwestern Energy Co.	350	15.00	9/16/2016	6,650
*	The Mosaic Co.	175	30.00	9/16/2016	15,487
*	The Mosaic Co.	500	33.00	9/16/2016	8,500
*	United States Steel Corp.	750	25.00	10/21/2016	19,500
*	Valeant Pharmaceuticals, Inc.	100	40.00	1/20/2017	20,900
*	Westlake Chemical Corp.	250	55.00	10/21/2016	31,875
*	Williams-Sonoma, Inc.	350	60.00	9/16/2016	1,750
*	Wynn Resorts Ltd.	400	115.00	9/16/2016	4,600

	Total Call Options Purchased (Cost $905,233)				457,571
PUT OPTIONS PURCHASED - 2.13%		Number of Contracts (a)	Exercise Price	Expiration Date
*	Cardinal Health, Inc.	250	$80.00	9/16/2016	31,875
*	Coeur Mining, Inc.	550	12.00	9/16/2016	22,000
*	Douglas Dynamics, Inc.	250	30.00	9/16/2016	6,250
	EPR Properties Real Estate Trust	500	75.00	9/16/2016	17,500
*	Illinois Tool Works, Inc.	500	115.00	9/16/2016	27,500
	Intuit, Inc.	400	105.00	9/16/2016	8,000
*	iShares Edge MSCI Minimum Volume US ETF	1,750	47.00	9/16/2016	201,250
*	Newmont Mining Corp.	175	40.00	9/16/2016	42,875
*	Quanta Services, Inc.	100	26.00	9/16/2016	6,250
*	United Health Group, Inc.	350	125.00	10/21/2016	-
*	Ventas, Inc.	500	70.00	9/16/2016	25,000
*	Welltower, Inc.	500	75.00	9/16/2016	28,750

	Total Put Options Purchased (Cost $493,578)				417,250

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
				Value (Note 1)

U.S. TREASURY BILLS - 9.69%	Shares	Yield	Maturity Date
*† United States Treasury Bill	1,000,000	0.000%	11/25/2016	$999,285
*† United States Treasury Bill	900,000	0.000%	10/20/2016	899,726

Total U.S. Treasury Bills (Cost $1,898,979)				1,899,011

Total Value of Investments (Cost $21,612,268)(a) - 108.22%				$21,207,169

Total Value of Securities Sold Short (Proceeds $5,966,302)(b) - (30.17)%				(5,912,535)

Total Options Written (Premiums Received $23,166)(b) - (0.04)%				(7,538)

Other Assets Less Liabilities - 21.99%				4,308,447

Net Assets - 100%				$19,595,543

				(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
		Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.04%
*	Cloud Peak Energy, Inc.	335	$5.00	10/21/2016	$7,538

	Total Call Options Written (Premiums Received $7,745)				7,538

PUT OPTIONS WRITTEN - 0.00%
*	Newmont Mining Corp.	175	37.00	9/16/2016	-

	Total Put Options Written (Premiums Received $15,421)				-

Total Options Written (Premiums Received $23,166)					7,538

SECURITIES SOLD SHORT - 30.17%

COMMON STOCKS - 30.17%				Shares
Consumer Discretionary - 6.38%
*	CarMax, Inc.			3,000	176,850
*	Five Below, Inc.			2,000	89,120
	Hanesbrands, Inc.			6,000	159,240
	Jack in the Box, Inc.			1,500	149,190
*	Popeyes Louisiana Kitchen, Inc.			2,500	136,325
*	Steven Madden Ltd.			3,000	105,270
	The Goodyear Tire & Rubber Co.			5,000	146,750
*	The Michaels Cos., Inc.			5,000	119,800
	Tractor Supply Co.			2,000	167,900
					1,250,445
Consumer Staples - 5.92%
	Calavo Growers, Inc.			2,750	162,113
	Dr Pepper Snapple Group, Inc.			1,800	168,660
	McCormick & Co., Inc.			2,000	203,920
*	National Beverage Corp.			2,250	111,893
*	The Hain Celestial Group, Inc.			3,500	128,625
	The JM Smucker Co.			1,000	141,790
	The Kroger Co.			3,000	95,970
	WD-40 Co.			1,250	147,938
					1,160,909
Health Care - 1.12%
*	Prestige Brands Holdings, Inc.			2,000	96,260
	ResMed, Inc.			1,850	123,376
					219,636
Industrials - 5.10%
*	Dycom Industries, Inc.			2,000	162,240
	GATX Corp.			2,000	87,700
*	Masonite International Corp.			2,750	183,507
	Powell Industries, Inc.			3,000	119,250
	Roper Technologies, Inc.			1,000	177,550
	Snap-on, Inc.			1,000	153,290
	Wabtec Corp.			1,500	114,915
					998,452

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

	Materials - 4.07%
	Albemarle Corp.	2,500	$199,925
	* Coeur Mining, Inc.	12,500	159,250
	Hecla Mining Co.	15,000	83,700
	The Sherwin-Williams Co.	650	184,412
	Vulcan Materials Co.	1,500	170,805
			798,092
	Real Estate - 4.85%
	American Campus Communities, Inc.	3,500	175,385
	EPR Properties Real Estate Trust	1,934	151,471
	Extra Space Storage, Inc.	2,500	201,375
	Tanger Factory Outlet Centers, Inc.	5,000	203,200
	Ventas, Inc.	3,000	218,010
			949,441
	Utilities - 2.73%
	Atmos Energy Corp.	3,000	221,100
	CenterPoint Energy, Inc.	6,000	134,820
	WEC Energy Group, Inc.	3,000	179,640
			535,560

	Total Common Stocks (Proceeds $5,966,302)		5,912,535

*	Non-income producing investment
†	All or a portion of security is segregated as collateral for securities sold short and options written.
(a)	Each contract is equivalent to 100 shares of the underlying common stock.
(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation		1,420,831
	Aggregate Gross Unrealized Depreciation		(1,756,535)

	Net unrealized Depreciation		$(335,704)

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Goodwood SMID Long/Short Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$17,314,937	$17,314,937	$-	$-
Limited Partnership	378,810	378,810	-	-
Master Limited Partnerships	739,590	739,590	-	-
Call Options Purchased	457,571	-	457,571	-
Put Options Purchased	417,250	-	417,250	-
U.S. Treasury Bills	1,899,011	-	1,899,011	-
Total Assets	$21,207,169	$18,433,337	$2,773,832	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$7,538	$-	$7,538	$-
Put Options Written	-	-	-	-
Securities Sold Short	5,912,535	5,912,535	-	-
Total Liabilities	$5,920,073	$5,912,535	$7,538	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 18, 2016	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 18, 2016	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 18, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Long/Short Fund